Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of commitments

	Payment Due by Period

($ millions)	2019	2020	2021	2022	2023	2024 and Beyond	Total

Commitments

Product transportation and storage	1 053	948	1 058	1 181	1 149	13 211	18 600

Energy services	139	136	173	116	118	183	865

Exploration work commitments	33	—	44	—	—	490	567

Other	358	283	135	75	69	195	1 115

Operating leases	346	304	266	203	156	1 182	2 457

	1 929	1 671	1 676	1 575	1 492	15 261	23 604